                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 107 ("PEA No. 107") on February 28, 2003 pursuant to Rule 485(b) under the 1933 Act for the following funds:

               Janus Balanced Fund                           Janus Government Money Market Fund -
               Janus Core Equity Fund                          Institutional Shares
               Janus Enterprise Fund                         Janus Government Money Market Fund -
               Janus Federal Tax-Exempt Fund                   Investor Shares
               Janus Flexible Income Fund                    Janus Government Money Market Fund -
               Janus Fund                                      Service Shares
               Janus Global Life Sciences Fund               Janus Institutional Cash Reserves Fund
               Janus Global Technology Fund                  Janus Money Market Fund -
               Janus Global Value Fund                         Institutional Shares
               Janus Growth and Income Fund                  Janus Money Market Fund -
               Janus High-Yield Fund                           Investor Shares
               Janus Mercury Fund                            Janus Money Market Fund -
               Janus Olympus Fund                              Service Shares
               Janus Orion Fund                              Janus Tax-Exempt Money Market Fund -
               Janus Overseas Fund                             Institutional Shares
               Janus Risk-Managed Stock Fund                 Janus Tax-Exempt Money Market Fund -
               Janus Short-Term Bond Fund                      Investor Shares
               Janus Special Equity Fund                     Janus Tax-Exempt Money Market Fund -
               Janus Twenty Fund                               Service Shares
               Janus Venture Fund
               Janus Worldwide Fund

               (collectively, the "Funds").


         3.    The text of PEA No. 107 has been filed electronically.


         DATED: March 3, 2003.

                                               JANUS INVESTMENT FUND
                                               on behalf of the Funds



                                                By: /s/ Kelley Abbott Howes
                                                   -----------------------------
                                                   Kelley Abbott Howes
                                                   Vice President and Secretary